Segmental analysis - Schedule of Operating Segments (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule Of Operating Segments [Line Items]
Net interest income	£ 6,546	£ 6,222
Other income	2,289	2,154
Total income	8,835	8,376
Operating expenses	(5,635)	(5,436)
Impairment (charge) credit	(442)	(122)
Profit before tax	2,758	2,818
Segment income	8,835	8,376
External assets	622,557		£ 611,213
External liabilities	580,548		571,466
Retail
Schedule Of Operating Segments [Line Items]
Net interest income	4,710	4,429
Other income	1,251	837
Total income	5,961	5,266
Operating expenses	(3,715)	(3,563)
Impairment (charge) credit	(342)	(195)
Profit before tax	1,904	1,508
Segment income	5,961	5,266
Commercial Banking
Schedule Of Operating Segments [Line Items]
Net interest income	1,623	1,636
Other income	544	521
Total income	2,167	2,157
Operating expenses	(1,156)	(1,149)
Impairment (charge) credit	(99)	69
Profit before tax	912	1,077
Segment income	2,167	2,157
Other
Schedule Of Operating Segments [Line Items]
Net interest income	213	157
Other income	494	796
Total income	707	953
Operating expenses	(764)	(724)
Impairment (charge) credit	(1)	4
Profit before tax	(58)	233
Segment income	707	953
External income (expense)
Schedule Of Operating Segments [Line Items]
Total income	8,835	8,376
Segment income	8,835	8,376
External assets	622,557		611,213
External liabilities	580,548		571,466
External income (expense) | Retail
Schedule Of Operating Segments [Line Items]
Total income	7,348	6,254
Segment income	7,348	6,254
External assets	396,235		386,199
External liabilities	329,490		324,727
External income (expense) | Commercial Banking
Schedule Of Operating Segments [Line Items]
Total income	1,431	2,829
Segment income	1,431	2,829
External assets	82,448		82,731
External liabilities	142,093		135,396
External income (expense) | Other
Schedule Of Operating Segments [Line Items]
Total income	56	(707)
Segment income	56	(707)
External assets	143,874		142,283
External liabilities	108,965		£ 111,343
Inter-segment (expense) income
Schedule Of Operating Segments [Line Items]
Total income	0	0
Segment income	0	0
Inter-segment (expense) income | Retail
Schedule Of Operating Segments [Line Items]
Total income	(1,387)	(988)
Segment income	(1,387)	(988)
Inter-segment (expense) income | Commercial Banking
Schedule Of Operating Segments [Line Items]
Total income	736	(672)
Segment income	736	(672)
Inter-segment (expense) income | Other
Schedule Of Operating Segments [Line Items]
Total income	651	1,660
Segment income	£ 651	£ 1,660